Other disclosures (Tables)	6 Months Ended
Jun. 30, 2022
Other Disclosures
Summary of fair values of financial assets and liabilities
The following table shows a summary of the fair values, at 30 June 2022 and 31 December 2021, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by Grupo Santander to determine their fair value:

	EUR million
	30-06-2022			31-12-2021
	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total
Financial assets held for trading	45,464	117,771	163,235	39,678	77,275	116,953
Non-trading financial assets mandatorily at fair value through profit or loss	2,333	3,512	5,845	2,398	3,138	5,536
Financial assets at fair value through profit and loss	1,957	9,068	11,025	2,113	13,844	15,957
Financial assets at fair value through other comprehensive income	70,150	21,848	91,998	77,749	30,289	108,038
Hedging derivatives (assets)	—	6,735	6,735	—	4,761	4,761
Financial liabilities held for trading	14,377	100,029	114,406	10,379	69,090	79,469
Financial liabilities designated at fair value through profit or loss	3,329	37,494	40,823	3,620	29,113	32,733
Hedging derivatives (liabilities)	—	9,269	9,269	—	5,463	5,463
Liabilities under insurance contracts	—	858	858	—	770	770

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 30 June 2022 and 31 December 2021:

	EUR million		EUR million
	Fair values calculated using internal models at 30-06-2022 (*)		Fair values calculated using internal models at 31-12-2021 (*)
	Level 2	Level 3	Level 2	Level 3	Valuation techniques	Main inputs
ASSETS	151,273	7,661	121,640	7,667
Financial assets held for trading	117,254	517	76,738	537
Central banks (**)	8,438	—	3,608	—	Present value method	Yield curves, FX market prices
Credit institutions (**)	18,637	—	10,397	—	Present value method	Yield curves, FX market prices
Customers (**)	15,090	—	6,829	—	Present value method	Yield curves, FX market prices
Debt instruments and equity instruments	7,045	29	2,312	24	Present value method	Yield curves, FX market prices
Derivatives	68,044	488	53,592	513
Swaps	52,450	216	43,700	224	Present value method, Gaussian Copula	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	1,161	13	539	12	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	2,270	83	2,112	182	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	1,090	—	409	—	Present value method	Yield curves, FX market prices
Index and securities options	448	2	439	41	Black’s Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Other	10,625	174	6,393	54	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Liquidity, Dividends, Correlation, HPI, Credit, Others
Hedging derivatives	6,735	—	4,761	—
Swaps	5,880	—	4,202	—	Present value method	Yield curves, FX market prices, Basis
Interest rate options	5	—	9	—	Black-Scholes Model	Yield curves, FX market prices, Volatility surfaces
Other	850	—	548	—	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	1,567	1,945	1,273	1,865
Equity instruments	554	1,315	415	1,231	Present value method	Market price, Yield curves, Dividends and Others
Debt instruments	677	311	589	366	Present value method	Yield curves
Loans and receivables	336	319	269	268	Present value method, swap asset model & CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	8,574	494	13,426	418
Credit institutions	1,396	—	3,152	—	Present value method	Yield curves, FX market prices
Customers (***)	7,087	13	10,270	18	Present value method	Yield curves, FX market prices, HPI
Debt instruments	91	481	4	400	Present value method	Yield curves, FX market prices
Financial assets at fair value through other comprehensive income	17,143	4,705	25,442	4,847
Equity instruments	7	700	74	821	Present value method	Market price, Yield curves, Dividends and Others
Debt instruments	13,720	217	21,585	146	Present value method	Yield curves, FX market prices
Loans and receivables	3,416	3,788	3,783	3,880	Present value method	Yield curves, FX market prices and Credit curves
LIABILITIES	147,020	630	103,807	629
Financial liabilities held for trading	99,818	211	68,930	160
Central banks (**)	3,250	—	1,038	—	Present value method	FX market prices, Yield curves
Credit institutions (**)	11,611	—	6,488	—	Present value method	FX market prices, Yield curves
Customers	13,799	—	6,141	—	Present value method	FX market prices, Yield curves
Derivatives	66,598	211	53,234	160
Swaps	52,500	121	42,438	44	Present value method, Gaussian Copula	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	1,076	—	2,720	26	Black Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	2,564	32	446	67	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	656	—	658	7	Black-Scholes Model	Yield curves, FX market prices, Liquidity
Interest rate and equity futures	10	—	184	—	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	9,792	58	6,788	16	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, HPI, Credit, Others
Short positions	4,560	—	2,029	—	Present value method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	9,269	—	5,463	—
Swaps	6,809	—	4,149	—	Present value method	Yield curves ,FX market prices, Basis
Other	2,460	—	1,314	—	Present value method, Advanced stochastic volatility models and others	Yield curves , Volatility surfaces, FX market prices, Credit, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	37,075	419	28,644	469	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	858	—	770	—	Present Value Method with actuarial techniques	Mortality tables and interest rate curves
(*) The internal models of level 2 implement figures based on the parameters observed in the market, while level 3 internal models uses significant inputs that are not observable in market data.
(**)    Includes mainly short-term loans/deposits and repurchase/reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).
(***) Includes mainly structured loans to corporate clients.

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation
The table below shows the effect, at 30 June 2022 and 31 December 2021, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

2022
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range 1	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Derivatives
CCS	Discounted Cash Flows	Interest rate	(0.7)% - 0.7%	0.73%	(0.09)	0.09
CCS	Forward estimation	Interest rate	(4)pb - 4pb	4.00%	(0.14)	0.11
EQ Options	EQ option pricing model	Volatility	0% - 90%	61.30%	(0.24)	0.50
EQ Options	Local volatility	Volatility	10% - 90%	40.00%	(3.53)	3.53
FRAs	Asset Swap model	Interest rate	0% - 4%	1.81%	(0.77)	0.64
FX Options	FX option pricing model	Volatility	0% - 50%	31.37%	(0.23)	0.39
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	(50)% - 50%	50.00%	(0.43)	0.22
Inflation Derivatives	Volatility option model	Volatility	0% - 40%	14.04%	(0.35)	0.19
IR Futures	Asset Swap model	Interest rate	0% - 15%	6.02%	(0.84)	0.57
IR Options	IR option pricing model	Volatility	0% - 60%	35.82%	(0.15)	0.22
IRS	Asset Swap model	Interest rate	(5.9)% - 12.7%	10.27%	(0.06)	0.11
IRS	Discounted Cash Flows	Credit spread	154.5% - 632.3%	156.06%	(3.82)	2.49
IRS	Discounted Cash Flows	Swap Rate	9% - 9.4%	9.28%	0.00	0.00
IRS	Forward estimation	Interest rate	(8.95) TIIE 91pb - 15.18 TIIE 91pb	n.a.	(0.03)	0.03
IRS	Forward estimation	Prepayment rate	6% - 12%	n.a.	0.00	0.00
IRS	Others	Others	0.05%	n.a.	(5.27)	3.17
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%	4.25%	(0.08)	0.07
Others	Forward estimation	Price	0% - 2%	0.62%	(0.56)	0.25
Property derivatives	Option pricing model	Growth rate	0% - 5%	2.50%	(8.15)	8.15
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	90% - 10%	(40.00)%	(0.11)	0.11
Swaptions	IR option pricing model	Volatility	0% - 40%	27.32%	(0.10)	0.21
Debt securities
Corporate debt	Price based	Market price	6.4% - 8.6%	1.12%	0.00	0.00
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 0.7%	0.31%	(0.31)	0.31
Mortgage portfolio	Black Scholes Model	Growth rate	0% - 5%	2.50%	(1.16)	1.16
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 20%	10.07%	(1.13)	1.15
Government debt	Discounted Cash Flows	Discount curve	0% - 10%	4.92%	(8.84)	8.55
Other debt securities	Others	Inflation Swap Rate	0% - 10%	4.74%	(4.51)	4.06

2022
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets not held for trading compulsorily valued at fair value through profit or loss
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)pb - 1pb	0.01%	(0.33)	0.33
Property securities	Probability weighting	Growth rate	0% - 5%	2.50%	(0.93)	0.93
Equity instruments
Equities	Price Based	Price	90% - 110%	10.00%	(131.54)	131.54
Financial assets at fair value with changes in other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(47.19)	0.00
Loans	Discounted Cash Flows	Interest rate curve	(0.1)% - 0.1%	0.08%	(0.13)	0.13
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)% - 1%	1.00%	(12.00)	12.01
Loans	Forward estimation	Credit spread	130pb - 450pb	(130.00)%	(3.74)	0.00
Debt securities
Government debt	Discounted Cash Flows	Interest rate	(0.7)% - 0.7%	0.68%	(0.62)	0.62
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(70.05)	70.05
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	26.18%	(0.25)	0.14
Financial liabilities designated at fair value through profit or loss
Loans and advances to customers
Repos / Reverse repos	Repodeal model	Long-term repo spread	n.a.	n.a.	(0.25)	0.00

2021
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	36.30%	(0.50)	0.43
CCS	Discounted Cash Flows	Interest rate	(0.7)%- 0.7%	0.73%	(0.11)	0.11
CCS	Forward estimation	Interest rate	4bp (4)bp	(0.09)%	(0.03)	0.03
Convertibility curve- inputs: NDFs Offshore	Forward estimation	Price	0% - 2%	0.61%	(0.65)	0.28
EQ Options	EQ option pricing model	Volatility	0% - 90%	61.20%	(0.24)	0.52
EQ Options	Local volatility	Volatility	10% - 90%	40.00%	(6.82)	6.82
FRAs	Asset Swap model	Interest rate	0% - 4%	1.78%	(0.91)	0.73
FX Options	FX option pricing model	Volatility	0% - 50%	32.14%	(0.28)	0.50
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	(50)% - 50%	50.00%	(0.56)	0.28
Inflation Derivatives	Volatility option model	Volatility	0% - 40%	13.29%	(0.47)	0.24
IR Futures	Asset Swap model	Interest rate	0% - 15%	5.91%	(1.09)	0.71
IR Options	IR option pricing model	Volatility	0% - 60%	36.28%	(0.20)	0.31
IRS	Asset Swap model	Interest rate	(6)% - 12.8%	10.36%	(0.07)	0.13
IRS	Discounted Cash Flows	Credit spread	103.1bp - 375.6bp	71.91%	(7.21)	4.16
IRS	Discounted Cash Flows	Inflation Swap Rate	(0.8)% - 6.5%	1.81%	(0.04)	0.01
IRS	Discounted Cash Flows	Swap Rate	7.7% - 8.2%	(2.87)%	(0.23)	0.10
IRS	Forward estimation	Interest rate	TIIE91 (8.98)bps - TIIE91 +11.12bps	n.a.	(0.27)	0.17
IRS	Forward estimation	Prepayment rate	6% - 12%	n.a.	—	—
IRS	Others	Others	(0.05)%	n.a.	(1.49)	—
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%	0.44%	(0.09)	0.05
Property derivatives	Option pricing model	Growth rate	0% - 5%	2.50%	(2.62)	2.62
Swaptions	IR option pricing model	Volatility	0% - 40%	26.67%	(0.13)	0.27
Debt securities
Corporate debt	Price based	Market price	85% - 115%	15.00%	—	—
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 1.4%	0.66%	(0.26)	0.26
Mortgage	Black Scholes model	Growth rate	0% - 5%	2.50%	(1.90)	1.90
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 20%	9.88%	(1.23)	1.20
Government debt	Discounted Cash Flows	Discount curve	0% - 10%	8.33%	(4.14)	20.69
Other debt securities	Others	Inflation Swap Rate	0% - 10%	4.74%	(5.47)	4.92

2021
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets not held for trading compulsorily valued at fair value through profit or loss
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0.01%	(0.6)	0.6
Property securities	Probability weighting	Growth rate	0% - 5%	2.50%	(1.2)	1.2
Equity instruments
Equities	Price Based	Price	90% - 110%	10.00%	(123.1)	123.1
Financial assets at fair value with changes in other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(0.4)	—
Loans	Discounted Cash Flows	Interest rate curve	(0.1)% - 0.1%	0.12%	(0.1)	0.1
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	1.00%	(13.1)	13.0
Loans	Forward estimation	Credit spread	77bp - 242bp	n.a.	—	—
Debt securities
Government debt	Discounted Cash Flows	Interest rate	0.6% - 0.8%	0.09%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	10.00%	(82.1)	82.1
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	36.30%	(0.5)	0.4
Financial liabilities designated at fair value through profit or loss
Loans and advances to customers
Repos / Reverse repos	Asset Swap model	Long-term repo spread	n.a.	n.a.	(0.4)	—

Schedule of changes in financial instruments classified as Level 3
Lastly, the changes in the financial instruments classified as level 3 in the first six months of 2022 and 2021 were as follows:

	01-01-2022	Changes						30-06-2022
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Settlements	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	537	29	(9)	(52)	—	(2)	14	517
Debt instruments	22	—	—	1	—	—	5	28
Equity instruments	2	—	—	(1)	—	—	—	1
Trading derivatives	513	29	(9)	(52)	—	(2)	9	488
Swaps	224	—	—	5	—	—	(13)	216
Exchange rate options	12	—	(9)	11	—	—	(1)	13
Interest rate options	182	—	—	(98)	—	(1)	—	83
Index and securities options	41	—	—	1	—	—	(40)	2
Other	54	29	—	29	—	(1)	63	174
Trading financial assets at fair value through profit or loss	418	—	(3)	4	—	—	75	494
Credit institutions	—	—	—	—	—	—	—	—
Loans and advances to customers	18	—	(3)	(2)	—	—	—	13
Debt instruments	400	—	—	6	—	—	75	481
Non-trading financial assets mandatorily at fair value through profit or loss	1,865	112	(218)	110	—	(29)	105	1,945
Loans and advances to customers	268	20	(67)	40	—	—	58	319
Debt instruments	366	—	(25)	(3)	—	(29)	2	311
Equity instruments	1,231	92	(126)	73	—	—	45	1,315
Financial assets at fair value through other comprehensive income	4,847	4,962	(5,187)	—	(191)	205	69	4,705
Loans and advances to customers	3,880	4,960	(5,177)	—	(17)	137	5	3,788
Debt instruments	146	—	(1)	—	9	—	63	217
Equity instruments	821	2	(9)	—	(183)	68	1	700
TOTAL ASSETS	7,667	5,103	(5,417)	62	(191)	174	263	7,661
Financial liabilities held for trading	160	84	(61)	42	—	(14)	—	211
Trading derivatives	160	84	(61)	42	—	(14)	—	211
Swaps	44	15	(5)	80	—	—	(13)	121
Exchange rate options	7	6	(14)	1	—	—	—	—
Interest rate options	26	42	(20)	(16)	—	—	—	32
Index and securities options	67	—	(2)	—	—	—	(65)	—
Interest rate and equity futures	—	—	—	—	—	—	—	—
Others	16	21	(20)	(23)	—	(14)	78	58
Financial liabilities designated at fair value through profit or loss	469	—	(99)	1	—	—	48	419
TOTAL LIABILITIES	629	84	(160)	43	—	(14)	48	630

	01-01-2021	Changes						30-06-2021
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Settlements	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	740	67	(91)	(51)	—	(59)	5	611
Debt instruments	7	17	(2)	(3)	—	—	—	19
Equity instruments	3	—	(1)	1	—	—	—	3
Trading derivatives	730	50	(88)	(49)	—	(59)	5	589
Swaps	272	5	(12)	(29)	—	(1)	(2)	233
Exchange rate options	22	14	(27)	24	—	—	—	33
Interest rate options	241	7	(39)	(24)	—	—	—	185
Index and securities options	94	11	(4)	20	—	(59)	4	66
Other	101	13	(6)	(40)	—	1	3	72
Trading financial assets at fair value through profit or loss	649	53	(127)	35	—	(163)	31	478
Credit institutions	163	—	—	—	—	(163)	—	—
Loans and advances to customers	19	—	(2)	—	—	—	—	17
Debt instruments	467	53	(125)	35	—	—	31	461
Non-trading financial assets mandatorily at fair value through profit or loss	934	97	(114)	7	—	515	30	1,469
Loans and advances to customers	295	56	(71)	(18)	—	—	4	266
Debt instruments	134	—	(11)	6	—	12	9	150
Equity instruments	505	41	(32)	19	—	503	17	1,053
Financial assets at fair value through other comprehensive income	6,220	2,941	(2,825)	—	(127)	(260)	27	5,976
Loans and advances to customers	4,792	2,865	(2,782)	—	(18)	(192)	3	4,668
Debt instruments	206	74	(25)	—	40	(68)	17	244
Equity instruments	1,222	2	(18)	—	(149)	—	7	1,064
TOTAL ASSETS	8,543	3,158	(3,157)	(9)	(127)	33	93	8,534
Financial liabilities held for trading	295	27	(27)	(23)	—	(25)	9	256
Trading derivatives	295	27	(27)	(23)	—	(25)	9	256
Swaps	81	3	(3)	(19)	—	(4)	(1)	57
Exchange rate options	1	—	—	21	—	—	1	23
Interest rate options	49	6	(13)	(6)	—	—	—	36
Index and securities options	97	16	(4)	34	—	(21)	10	132
Interest rate and equity futures	2	—	(2)	—	—	—	—	—
Others	65	2	(5)	(53)	—	—	(1)	8
Financial liabilities designated at fair value through profit or loss	610	—	—	25	—	(289)	21	367
TOTAL LIABILITIES	905	27	(27)	2	—	(314)	30	623

Disclosure of quantitative data about entity's exposure to risk

	30-06-2022
	Total							Of which: impaired
	Without real guarantee		With real guarantee					Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage guarantee	Other guarantees	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage guarantee	Other guarantees	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	22,432	25	—	—	—	—	11	13,582	16	—	—	—	—	11
Public sector	30	32	20	6	2	—	5	11	3	16	5	2	—	5
Other financial institutions and: individual shareholder	1,109	120	662	294	107	82	52	508	31	383	118	24	3	49
Non financial institutions and individual shareholder	286,155	11,178	54,277	9,183	5,066	2,001	4,157	138,159	3,983	35,913	4,963	2,843	692	3,611
Of which: Financing for constructions and property development	12,637	118	1,619	535	384	58	197	6,829	68	1,011	286	171	39	166
Other warehouses	5,174,350	5,657	502,492	9,915	5,262	3,818	4,333	2,771,672	2,507	216,415	3,659	2,008	986	2,780
Total	5,484,076	17,012	557,451	19,398	10,437	5,901	8,558	2,923,932	6,540	252,727	8,745	4,877	1,681	6,456
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—	—

	31-12-2021
	Total							Of which: impared
	Without real guarantee		With real guarantee					Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage guarantee	Other guarantees	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage guarantee	Other guarantees	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	32	18	15	7	2	—	4	7	1	14	5	2	—	4
Other financial institutions and: individual shareholder	1,002	93	720	200	102	79	30	421	51	528	67	54	7	27
Non financial institutions and individual shareholder	248,375	11,548	47,865	8,915	5,517	1,206	4,367	116,009	4,377	32,263	5,261	3,308	424	3,891
Of which: Financing for constructions and property development	8,576	113	1,321	550	390	40	176	4,638	63	849	301	172	34	148
Other warehouses	3,650,507	4,491	451,930	10,771	6,063	3,615	3,860	1,839,629	1,879	162,177	3,898	2,641	434	2,382
Total	3,899,916	16,150	500,530	19,893	11,684	4,900	8,261	1,956,066	6,308	194,982	9,231	6,005	865	6,304
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Home purchase loans granted to families in Spain on 30 June 2022 amounted to EUR 63,914 million (EUR 62,324 million at 31 December 2021). Of which mortgage guarantees are 99.49%.

	Million euros
	30-06-2022		31-12-2021
	Gross Amount	Of which: impaired	Gross Amount	Of which: impaired
Home purchase loans to families	63,914	1,248	62,324	1,860
- Without mortgage guarantee	328	48	419	115
- With mortgage guarantee	63,586	1,200	61,905	1,745
At 30 June 2022 and 31 December 2021 the financing amount related to construction and real estate business in Spain amounted to EUR 2,272 million and EUR 2,572 million net of allowances, respectively.

	30-06-2022
Million euros	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,318	239	46
Of which: impaired	102	21	36
Memorandum items: Written-off assets	566

	31-12-2021
Million euros	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,625	380	53
Of which: impaired	133	22	40
Memorandum items: Written-off assets	650

	30-06-2022	31-12-2021
Million euros	Carrying amount
Memorandum items:
Total loans and advances to customers excluding the public sector (business in Spain) (book value)	250,099	239,328
Total consolidated assets (Total business) (book value)	1,722,840	1,595,835
Impairment losses and provision for exposure classified as normal (business in Spain)	1,474	1,472
The following table shows the breakdown at 30 June 2022 and 31 December 2021 of the foreclosed assets for the Spanish business:

	30-06-2022
Million euros	Gross carrying amount	Valuation Adjustments	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	5,960	3,213	2,347	2,747
Of which:
Completed Buildings	1,649	716	570	933
Residential	374	146	114	228
Other	1,275	570	456	705
Buildings under construction	120	61	46	59
Residential	56	25	17	31
Other	64	36	29	28
Land	4,191	2,436	1,731	1,755
Developed Land	1,350	716	428	634
Other land	2,841	1,720	1,303	1,121
Property assets from home purchase mortgage loans to households	733	268	178	465
Other foreclosed property assets	191	79	59	112
Total property assets	6,884	3,560	2,584	3,324

	31-12-2021
Million euros	Gross carrying amount	Valuation Adjustments	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	6,313	3,376	2,455	2,937
Of which:
Completed Buildings	1,900	799	627	1,101
Residential	470	181	143	289
Other	1,430	618	484	812
Buildings under construction	112	57	42	55
Residential	56	26	17	30
Other	56	31	25	25
Land	4,301	2,520	1,786	1,781
Developed Land	1,506	805	496	701
Other land	2,795	1,715	1,290	1,080
Property assets from home purchase mortgage loans to households	838	310	211	528
Other foreclosed property assets	213	87	63	126
Total property assets	7,364	3,773	2,729	3,591

Disclosure of nature and extent of risks arising from financial instruments
Following is the gross exposure of financial assets subject to impairment stages at 30 June 2022 and 31 December 2021:

	EUR million
	30-06-2022				31-12-2021
	Gross amount				Gross amount
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Financial assets at fair value through other comprehensive income	89,724	89	76	89,889	105,458	72	77	105,607
Debt instruments	82,667	1	6	82,674	97,924	2	6	97,932
Loans and advances	7,057	88	70	7,215	7,534	70	71	7,675
Central Banks	—	—	—	—	—	—	—	—
Credit institutions	—	—	—	—	—	—	—	—
Customers	7,057	88	70	7,215	7,534	70	71	7,675
Financial assets at amortised cost	1,056,866	63,717	32,423	1,153,006	961,511	67,640	31,491	1,060,642
Debt instruments	57,194	157	393	57,744	35,513	126	274	35,913
Loans and advances	999,672	63,560	32,030	1,095,262	925,998	67,514	31,217	1,024,729
Central Banks	15,760	—	—	15,760	15,657	—	—	15,657
Credit institutions	48,746	—	1	48,747	39,175	—	1	39,176
Customers	935,166	63,560	32,029	1,030,755	871,166	67,514	31,216	969,896
Total	1,146,590	63,806	32,499	1,242,895	1,066,969	67,712	31,568	1,166,249

	30-06-2022
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	17,941	20,851	19,740	3,515	1,539	63,586
Of which: impaired	152	196	247	215	390	1,200

	31-12-2021
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	16,479	19,391	19,479	4,376	2,180	61,905
Of which: impaired	187	240	349	313	656	1,745
At the end 30 June 2022 and 31 December 2021 the concentration of this portfolio was as follows:

	Loans: gross amount
Million euros	30-06-2022	31-12-2021
1. Without mortgage guarantee	45	180
2. With mortgage guarantee	2,273	2,445
2.1 Completed buildings	1,181	1,412
2.1.1 Residential	729	876
2.1.2 Other	452	536
2.2 Buildings and other constructions under construction	1,006	969
2.2.1 Residential	955	907
2.2.2 Other	51	62
2.3 Land	86	64
2.3.1 Developed consolidated land	72	46
2.3.2 Other land	14	18
Total	2,318	2,625

Disclosure of capital ratio
Capital ratio

	30-06-2022	31-12-2021
Capital coefficients
Level 1 ordinary eligible capital (EUR million)	74,091	72,402
Level 1 additional eligible capital (EUR million)	8,794	10,050
Level 2 eligible capital (EUR million)	14,965	14,865
Risk-weighted assets (EUR million)	604,777	578,930
Level 1 ordinary capital coefficient (CET 1)	12.25%	12.51%
Level 1 additional capital coefficient (AT1)	1.46%	1.73%
Level 1 capital coefficient (TIER1)	13.71%	14.24%
Level 2 capital coefficient (TIER 2)	2.47%	2.57%
Total capital coefficient	16.18%	16.81%

Disclosure of leverage capital	Leverage

	30-06-2022	31-12-2021
Leverage
Tier 1 capital (EUR million)	82,885	82,452
Exposure (EIR million)	1,751,029	1,536,516
Leverage ratio	4.73%	5.37%